Common Stock and Shares to be Issued (Details Narrative) (10-K) - shares	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Preferred stock, shares authorized	10,000,000,000	10,000,000,000
Preferred stock, shares issued